Store Closures	6 Months Ended
Jun. 30, 2021
Store Closures
Store Closures

Note 17. Store Closures

Due to the Covid-19 pandemic, certain poorly performing assets were further imperiled. Under the WingHouse brand, certain Florida locations, specifically the Doral, Davie, Altamonte and Gainesville locations were closed. For the Dick’s Wings and Grill brand, the corporate owned store in Tallahassee was closed permanently in March of 2020 due to covid.

Operations at the WingHouse Davie location ceased in March of 2020. ARC WingHouse entered into a lease settlement agreement with Prisa (the “Davie Landlord”) on December, 2020, whereby WingHouse agreed to pay Prisa a total of $525,000.

The settlement payment is structured as follows: $250,000 paid upon execution of the settlement. The remaining balance of $275,000 to be paid in twelve equal monthly installments of $22,916.67 commencing in January 15, 2021. The current lease liability prior to the settlement was $2,148,502 as of December 31, 2020.

Operations at the WingHouse Doral location ceased in March of 2020. ARC WingHouse entered into a lease settlement agreement with DBH Properties, LTD (the “Doral Landlord”) on August 19, 2020, whereby the lease was fully settled for a total of $200,000, structured as follows: $80,000 was paid upon execution of the settlement followed by twelve monthly payments of $5,000 per month commencing on September 1, 2020 and six $10,000 monthly payments starting on September 1, 2021 with the final payment being made on February 1, 2022. The lease liability prior to the settlement was $2,006,162.

Operations at the WingHouse Altamonte Location ceased in March of 2020. The store remains closed. ARC WingHouse is collaborating with Store Capital, the “Altamonte Landlord” to reach an agreement to sub-lease or divest of the property. ARC WingHouse is paying rent on the closed location until such event occurs.

Operations at the WingHouse Gainesville location ceased on November 15, 2020. The location was sold by Store Capital, the “Gainesville Landlord”. The lease liability for the WingHouse Gainesville location was incorporated in the total lease liability under the Store Capital Master Lease Agreement. On February 12, 2020, April 21, 2020 and October 29, 2020, ARC WingHouse and Store Master Funding entered into that certain Amended and Restated Master Lease, Second Amended and Restated Master Lease and Third Amended and Restated Master Lease, respectively, the collective effect of which was to add the Company and Seenu G. Kasturi, who is the Company’s Chief Executive Officer, as guarantors and to reduce the aggregate base annual rent from $2,041,848 to $1,904,763 in connection with the sale of one of the properties and the closure of the WingHouse Gainesville location.

Operations at the Dick’s Wings and Grill Tallahassee location ceased in March of 2020. DWAG Tallahassee, a wholly owned subsidiary of ARC Group Inc, entered into a settlement agreement with Bannerman Crossings III, LLC, the “Tallahassee DWG Landlord,” in December of 2020 for a total of $130,000. The settlement payment structure is the following: a payment of $75,000 was made on the execution date of the agreement; a second payment of $15,000 was made thirty days after the execution date of the agreement; a third payment of $10,000 was made sixty days after the execution date of the agreement, and payments of $5,000 each shall be made on the ninetieth (90th), one hundred and twentieth (120th), one hundred and fiftieth (150th), one hundred and eightieth (180th), two hundred and tenth (210th), and two hundred and fortieth (240th) day following the execution date of the agreement.